Note 10 - Revenue from Government Contract (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 3,954,576	$ 0
BARDA Contract [Member]
Government Assistance, Award Amount			$ 26,200,000
BARDA Contract [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 3,954,546
BARDA Contract [Member] | Maximum [Member]
Government Assistance, Award Amount			$ 45,000,000